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TREASURY OBLIGATIONS FUND
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INSTITUTIONAL CAPITAL SHARES
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A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST
SUPPLEMENT TO THE COMBINED MONEY MARKET OBLIGATIONS TRUST INSTITUTIONAL CAPITAL SHARES STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007.







Under the section entitled "Securities in Which the Funds Invest", please delete the reference to the Treasury Fund, immediately preceding the disclosure for Reverse Repurchase Agreements.










                                                                October 26, 2007

Cusip 60934N823
37648 (10-07)